[redacted]

NYSE Regulation

07081664

VIA FACSIMILE AND U.S. MAIL
October 24, 2007

CERT PAC

1-10257

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

RECD S.E.C.
OCT 24 2007
1086

Re: Barclays Bank PLC, iPath Dow Jones-AIG Industrial Metals Total Return Sub-Index ETN

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 17, 2007) an application from the above-referenced issuer and has approved the above-referenced security for listing on NYSE Arca, Inc. ("Exchange").

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
OCT 31 2007
THOMSON
FINANCIAL

Enclosure

cc: Mr. Graham Robinson, Assistant General Counsel, Barclays Capital, 200 Park Avenue, New York, NY 10166 USA

END